Pension and Postretirement Benefits - Multiemployer Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Multiemployer Plans [Line Items]
Contributions	$ 142,000	$ 151,000	$ 226,000
CWA/ITU Negotiated Pension Plan [Member]
Multiemployer Plans [Line Items]
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	12,000	13,000	9,000
Surcharge imposed	No
Expiration Dates of CBAs	May 31, 2017
GCIU - Employer Retirement Benefit Plan [Member]
Multiemployer Plans [Line Items]
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	91,000	89,000	87,000
Surcharge imposed	No
Expiration Dates of CBAs	Nov. 14, 2014
Multiemployer plans accrued balance	1,185
The Newspaper Guild International Pension Plan [Member]
Multiemployer Plans [Line Items]
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	$ 39,000	$ 49,000	$ 130,000
Surcharge imposed	No
Expiration Dates of CBAs	Sep. 30, 2014